Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity (Deficit)
Summary of reserved shares of common stock for issuance related to stock options and RSUs, warrants, shares reserved for future grants and earnout shares

As of
December 31,
2022
Warrants to purchase common stock	18,106,559
Options to purchase common stock and RSUs	4,374,189
Shares reserved for future grants	2,639,329
Earnout shares	7,000,000
Total shares of common stock reserved	32,120,077